UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor, New York, New York 10177-1099
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 250 Park Avenue, 10th Floor, New York, New York 10177-1099
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (100.2%)
Airlines (0.3%)
Hawaiian Holdings, Inc.	9,500	$249,375
Biotechnology (6.1%)
Gilead Sciences, Inc. (c)	86,000	5,590,860
Building Products (0.7%)
DIRTT Environmental Solutions (Canada) (a)	100,000	636,061
Capital Markets (1.1%)
Oaktree Capital Group LLC, Class A	20,000	993,000
Commercial Services & Supplies (0.1%)
Clean Harbors, Inc. (a)	1,500	107,295
Communications Equipment (7.2%)
KVH Industries, Inc. (a)	483,200	4,923,808
ViaSat, Inc. (a)(c)	21,500	1,666,250
		6,590,058
Electrical Equipment (0.9%)
Vicor Corp. (a)	25,000	775,500
Electronic Equipment, Instruments & Components (5.4%)
Corning, Inc.	35,000	1,158,500
FLIR Systems, Inc.	8,500	404,430
Frequency Electronics, Inc. (a)	31,650	375,053
IPG Photonics Corp. (a)	6,250	948,625
National Instruments Corp.	20,000	887,200
nLight, Inc. (a)	3,500	77,980
Vishay Intertechnology, Inc.	60,000	1,108,200
		4,959,988
Energy Equipment & Services (1.8%)
Aspen Aerogels, Inc. (a)	434,050	1,106,827
Core Laboratories NV (Netherlands)	1,000	68,930
Schlumberger, Ltd. (Netherlands)	10,000	435,700
		1,611,457
Entertainment (0.9%)
World Wrestling Entertainment, Inc., Class A	9,500	824,410
Health Care Equipment & Supplies (8.7%)
Becton Dickinson & Co.	20,000	4,994,600
CryoPort, Inc. (a)	59,082	763,339
GenMark Diagnostics, Inc. (a)	22,000	155,980
Medtronic PLC (Ireland)	22,000	2,003,760
		7,917,679
Health Care Providers & Services (0.6%)
Laboratory Corp of America Holdings (a)	2,000	305,960
Quest Diagnostics, Inc.	3,000	269,760
		575,720
Household Products (0.6%)
Oil-Dri Corp. of America	18,000	560,520
Industrial Conglomerates (0.4%)
Honeywell International, Inc.	2,500	397,300

Interactive Media & Services (0.0%)
Eventbrite, Inc. (a)	1,000	19,170
IT Services (2.7%)
Akamai Technologies, Inc. (a)(c)	34,000	2,438,140
Life Sciences Tools & Services (9.5%)
Thermo Fisher Scientific, Inc. (c)	31,500	8,622,180
Machinery (0.2%)
Wabtec Corp.	3,000	221,160
Media (5.0%)
Comcast Corp., Class A	115,000	4,597,700
Oil, Gas & Consumable Fuels (0.4%)
Navigator Holdings Ltd. (Marshall Islands) (a)	32,000	352,000
Semiconductors & Semiconductor Equipment (23.6%)
Applied Materials, Inc.	9,000	356,940
Aquantia Corp. (a)	33,850	306,681
Entegris, Inc.	136,000	4,853,840
FormFactor, Inc. (a)	235,000	3,781,150
Lam Research Corp.	2,500	447,525
MKS Instruments, Inc.	25,000	2,326,250
Nova Measuring Instruments, Ltd. (Israel) (a)	58,500	1,473,030
PDF Solutions, Inc. (a)	495,400	6,118,190
Photronics, Inc. (a)	135,000	1,275,750
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	7,500	307,200
Ultra Clean Holdings, Inc. (a)	25,000	258,750
		21,505,306
Software (9.6%)
The Trade Desk, Inc., Class A (a)	5,300	1,049,135
2U, Inc. (a)	1,000	70,850
Altair Engineering, Inc., Class A (a)	2,996	110,283
Amber Road, Inc. (a)	445,000	3,858,150
Appian Corp., Class A (a)	10,000	344,300
Coupa Software, Inc. (a)	4,800	436,704
Everbridge, Inc. (a)	9,500	712,595
Pluralsight, Inc. (a)	5,000	158,700
Q2 Holdings, Inc. (a)	19,000	1,315,940
Zuora, Inc. (a)	33,000	660,990
		8,717,647
Specialty Retail (6.5%)
CarMax, Inc. (a)(c)	85,000	5,933,000
Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	2,700	512,865
Electronics for Imaging, Inc. (a)	66,500	1,788,850
Super Micro Computer, Inc. (a)	150,000	3,169,125
		5,470,840
Textiles, Apparel & Luxury Goods (0.0%)
Levi Strauss & Co. (a)	511	12,034
Trading Companies & Distributors (1.9%)
Air Lease Corp., Class A	50,000	1,717,500
Total Common Stocks
(Cost $41,017,199)		$91,395,900

Short-Term Investments (0.4%)
Money Market Fund (0.4%)
Dreyfus Treasury Securities Cash Management - Institutional Class
2.28% (b)
Total Short Term Investments (Cost $381,653)	381,653	$381,653

Total Investments (100.6%)
(Cost $41,398,852)		91,777,553
Total Securities Sold Short (-5.6%)		(5,127,095)
(Proceeds $1,022,730)
Other Assets in Excess of Liabilities (5.0%)		4,583,782
Total Net Assets (100.0%)		$91,234,240

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the seven-day yield as of March 31, 2019
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,254,475.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services ("Fund Services")

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2019 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-5.6%)
Communications Equipment (-4.5%)
Ubiquiti Networks, Inc.	27,500	$4,117,025
Consumer Finance (-1.1%)
Medallion Financial Corp. (a)	142,500	983,250
Insurance (0.0%)
Health Insurance Innovations, Inc., Class A (a)	1,000	26,820
Total Securities Sold Short (-5.6%)
(Proceeds $1,022,730)		$5,127,095

(a)	Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (100.1%)
Airlines (0.1%)
Hawaiian Holdings, Inc.	2,500	$65,625
Building Products (4.9%)
Alpha Pro Tech Ltd. (a)	59,843	215,435
DIRTT Environmental Solutions (Canada) (a)	307,500	1,955,887
Jewett-Cameron Trading Co., Ltd. (a)	4,000	35,240
		2,206,562
Commercial Services & Supplies (0.7%)
Ecology and Environment, Inc., Class A	29,972	329,692
Communications Equipment (8.4%)
KVH Industries, Inc. (a)(c)	369,400	3,764,186
Electrical Equipment (4.0%)
Vicor Corp. (a)	58,175	1,804,589
Electronic Equipment, Instruments & Components (3.7%)
IPG Photonics Corp. (a)	7,000	1,062,460
National Instruments Corp.	7,000	310,520
nLight, Inc. (a)	1,523	33,932
Vishay Precision Group, Inc. (a)	7,500	256,575
		1,663,487
Energy Equipment & Services (0.9%)
Aspen Aerogels, Inc. (a)	165,450	421,897
Entertainment (0.9%)
World Wrestling Entertainment, Inc., Class A	4,500	390,510
Health Care Equipment & Supplies (2.6%)
CryoPort, Inc. (a)	35,000	452,200
LeMaitre Vascular, Inc.	22,500	697,500
		1,149,700
Health Care Providers & Services (0.5%)
Laboratory Corp of America Holdings (a)	500	76,490
Quest Diagnostics, Inc.	1,500	134,880
		211,370
Health Care Technology (0.5%)
Omnicell, Inc. (a)	3,000	242,520
Household Durables (0.1%)
iRobot Corp. (a)	200	23,538
Household Products (3.0%)
Oil-Dri Corp. of America	43,000	1,339,020
Interactive Media & Services (0.1%)
Eventbrite, Inc. (a)	1,500	28,755
IT Services (3.8%)
Akamai Technologies, Inc. (a)(c)	23,500	1,685,185

Machinery (0.3%)
Wabtec Corp.	1,500	110,580
Oil, Gas & Consumable Fuels (0.1%)
Navigator Holdings, Ltd. (Marshall Islands) (a)	2,500	27,500
Professional Services (0.6%)
CRA International, Inc.	5,000	252,700
Real Estate Investment Trusts (REITs) (2.0%)
Equinix, Inc.	2,000	906,320
Semiconductors & Semiconductor Equipment (33.0%)(d)
Entegris, Inc.	122,500	4,372,025
FormFactor, Inc. (a)	75,000	1,206,750
MKS Instruments, Inc.	23,000	2,140,150
Nova Measuring Instruments, Ltd. (Israel) (a)(c)	63,000	1,586,340
PDF Solutions, Inc. (a)(c)	365,500	4,513,925
Photronics, Inc. (a)	70,000	661,500
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	6,000	245,760
Ultra Clean Holdings, Inc. (a)	2,000	20,700
		14,747,150
Software (13.6%)
The Trade Desk, Inc., Class A (a)	1,300	257,335
Altair Engineering, Inc., Class A (a)	1,000	36,810
Amber Road, Inc. (a)(c)	163,550	1,417,979
Appian Corp., Class A (a)	2,500	86,075
Carbon Black, Inc. (a)	1,500	20,925
Coupa Software, Inc. (a)	1,200	109,176
Everbridge, Inc. (a)	3,500	262,535
GSE Systems, Inc. (a)(e)	1,120,000	3,136,000
Pluralsight, Inc. (a)	1,000	31,740
Q2 Holdings, Inc. (a)	9,000	623,340
Zuora, Inc. (a)	4,381	87,751
		6,069,666
Specialty Retail (3.2%)
CarMax, Inc. (a)(c)	20,500	1,430,900
Technology Hardware, Storage & Peripherals (12.9%)
Apple, Inc. (c)	20,000	3,799,000
Electronics for Imaging, Inc. (a)	16,000	430,400
Super Micro Computer, Inc. (a)(c)	72,500	1,531,744
		5,761,144
Trading Companies & Distributors (0.2%)
Air Lease Corp., Class A	3,000	103,050
Total Common Stocks
(Cost $21,530,446)		$44,735,646

Short-Term Investments (0.0%)
Money Market Fund (0.0%)
Dreyfus Treasury Securities Cash Management - Institutional Class 2.28% (b)
Total Short Term Investments (Cost $966)	966	$966

Total Investments (100.1%)
(Cost $21,531,412)		44,736,612
Total Securities Sold Short (-6.3%)		(2,823,840)
(Proceeds $621,874)
Other Assets in Excess of Liabilities (6.2%)		2,769,086
Total Net Assets (100.0%)		$44,681,858

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the seven day yield as of March 31, 2019.
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $5,577,183.
(d)	As of March 31, 2019, the Fund had a significant portion of its assets invested in the Semiconductors and Semiconductor Equipment industry.
(e)	Affiliated security. Please refer to Note 6 of the Financial Statements.
ADR	American Depositary Receipt

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2019 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-6.3%)
Communications Equipment (-4.0%)
Ubiquiti Networks, Inc.	12,000	1,796,520
Consumer Finance (-2.2%)
Medallion Financial Corp. (a)	145,000	1,000,500
Insurance (-0.1%)
Health Insurance Innovations, Inc., Class A (a)	1,000	26,820
Total Securities Sold Short (-6.3%)
(Proceeds $621,874)		2,823,840

(a)	Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (92.9%)
Airlines (2.4%)
Hawaiian Holdings, Inc.	30,000	$787,500
Biotechnology (0.3%)
Exact Sciences Corp. (a)	1,000	86,620
Building Products (0.8%)
DIRTT Environmental Solutions (Canada) (a)	40,000	254,424
Communications Equipment (5.2%)
EMCORE Corp. (a)	335,000	1,222,750
KVH Industries, Inc. (a)(b)	36,800	374,992
Quantenna Communications, Inc. (a)	500	12,165
ViaSat, Inc. (a)	1,000	77,500
		1,687,407
Electrical Equipment (1.7%)
Vicor Corp. (a)	17,500	542,850
Electronic Equipment, Instruments & Components (8.8%)
Akoustis Technologies, Inc. (a)	135,000	784,350
Coherent, Inc. (a)	100	14,172
Frequency Electronics, Inc. (a)	60,850	721,072
II-VI, Inc. (a)	8,000	297,920
TTM Technologies, Inc. (a)	90,000	1,055,700
		2,873,214
Energy Equipment & Services (5.5%)
Aspen Aerogels, Inc. (a)	495,450	1,263,398
Core Laboratories NV (Netherlands)	5,000	344,650
Schlumberger, Ltd. (Netherlands)	4,000	174,280
		1,782,328
Health Care Equipment & Supplies (3.3%)
CryoPort, Inc. (a)	18,350	237,082
GenMark Diagnostics, Inc. (a)	118,500	840,165
		1,077,247
Household Durables (0.6%)
Roku, Inc., Class A (a)	3,000	193,530
Household Products (0.2%)
Oil-Dri Corp. of America	2,500	77,850
IT Services (0.2%)
Twilio, Inc., Class A (a)	500	64,590
Oil, Gas & Consumable Fuels (3.5%)
Navigator Holdings, Ltd. (Marshall Islands) (a)	105,000	1,155,000
Pharmaceuticals (0.7%)
Agile Therapeutics, Inc. (a)	160,000	241,600
Semiconductors & Semiconductor Equipment (33.5%)(d)
Aquantia Corp. (a)	130,000	1,177,800
Cohu, Inc.	100,000	1,475,000
Entegris, Inc.	7,000	249,830
FormFactor, Inc. (a)(b)	13,000	209,170
Ichor Holdings, Ltd. (a)	16,000	361,280
MACOM Technology Solutions Holdings, Inc. (a)	15,000	250,650
Marvell Technology Group, Ltd.	2,500	49,725
MKS Instruments, Inc.	3,000	279,150
NeoPhotonics Corp. (a)	140,000	880,600
PDF Solutions, Inc. (a)(b)	204,000	2,519,400
Photronics, Inc. (a)	257,500	2,433,375
Rudolph Technologies, Inc. (a)	1,000	22,800
Ultra Clean Holdings, Inc. (a)	100,000	1,035,000
		10,943,780

Software (12.3%)
Amber Road, Inc. (a)(b)	325,000	2,817,750
Everbridge, Inc. (a)	2,000	150,020
Zscaler, Inc. (a)	500	35,465
Zuora, Inc. (a)	50,000	1,001,500
		4,004,735
Specialty Retail (0.1%)
Floor & Decor Holdings, Inc. (a)	1,000	41,220
Technology Hardware, Storage & Peripherals (8.2%)
Electronics for Imaging, Inc. (a)	40,000	1,076,000
Intevac, Inc. (a)	140,000	858,200
Super Micro Computer, Inc. (a)(b)	35,000	739,463
		2,673,663
Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. (a)	500	175,780
Trading Companies & Distributors (5.1%)
Air Lease Corp., Class A	48,000	1,648,800

Total Common Stocks (Cost $27,966,346)		$30,312,138

Closed-End Funds (3.2%)
Tekla Healthcare Investors	26,000	534,040
Tekla Life Sciences Investors	30,000	513,900
Total Closed-End Funds (Cost $1,194,505)		$1,047,940

Short-Term Investments (6.0%)
Money Market Fund (6.0%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 2.28% (c)
Total Short-Term Investments (Cost $1,943,286)	1,943,286	$1,943,286

Total Investments (102.1%)
(Cost $31,104,137)		33,303,364
Liabilities in Excess of Other Assets (-2.1%)		(680,981)
Total Net Assets (100.0%)		$32,622,383

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,100,231.
(c)	Rate shown is the seven day yield as of March 31, 2019.
(d)	As of March 31, 2019, the Fund had a significant portion of its assets invested in the Semiconductors and Semiconductor Equipment industry.

Needham Funds

March 31, 2019

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.  NGF, NAGF, and NSCGF each currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class commenced operations on December 30, 2016.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of March 31, 2019.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized/unrealized gains arising from changes in the exchange rates are included with the net realized/unrealized gain (loss) from affiliated and unaffiliated securities, securities sold short and foreign currency translations. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the period ended March 31, 2019.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of December 31, 2018, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2018, open Federal tax years include the tax years ended December 31, 2015 through December 31, 2018, and open New York tax years include the tax years ended December 31, 2015 through December 31, 2018. The Portfolios have no tax examinations in progress.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of March 31, 2019, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$91,395,900	$44,735,646	$30,312,138
Closed-End Funds	-	-	1,047,940
Short-Term
Investments	381,653	966	1,943,286
Liabilities
Securities Sold Short(2)	(5,127,095)	(2,823,840)	-
Total	$86,650,458	$41,912,772	$33,303,364
(1) As of March 31, 2019, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.

3.	Short Sale Transactions

During the period ended March 31, 2019, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount as “Deposit with Broker for Securities Sold Short” and a corresponding liability, which is marked-to-market to reflect current value.  The broker for the Portfolios’ short sale transactions requires maintenance by each Portfolio of a minimum amount of collateral at all times, regardless of whether any short sales are outstanding.  To the extent necessary to meet the broker’s collateral requirements for open short positions, additional securities will be segregated above the minimum to cover the short positions.  At March 31, 2019, the market value of securities separately segregated to cover short positions was $6,254,475, $5,577,183, and $1,100,231 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $5,122,270, $2,758,613 and $20 pledged as collateral with a broker in connection with any open short positions for NGF, NAGF, and NSCGF, respectively at March 31, 2019. Securities sold short at March 31, 2019 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for NGF and NAGF.

4.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

5.	Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Transactions with Affiliates

NAGF owned 5% or more of the voting securities of the following company during the three months ended March 31, 2019. As a result, this company is deemed to be an affiliate of NAGF as defined by the 1940 Act. Transactions during the period in this affiliated company were as follows:

	Value			Net Change				Share
	At Dec. 31,	Value of	Value of	in Unrealized Appreciation	Net Realized Gains	Dividend	Value Mar. 31,	Balance Mar. 31,
Security Name	2017	Purchases	Sales	(Depreciation)	(Losses)	Income	2019	2019
GSE
Systems, Inc.	$2,352,000	—	—	784,000	$ —	—	$3,136,000	1,120,000

7.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of March 31, 2019, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$41,398,852	$52,857,065	$(6,582,729)	$46,274,336
NAGF	21,531,412	24,740,142	(3,736,908)	21,003,234
NSCGF	31,104,137	4,082,309	(1,883,082)	2,199,227

* Because tax adjustments are calculated annually at the end of the Portfolios’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolios’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By /s/ George A. Needham
          George A. Needham, President (Chief Executive Officer)

Date  May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ George A. Needham
          George A. Needham, President (Chief Executive Officer)

Date  May 22, 2019

By /s/ James W. Giangrasso
         James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date  May 22, 2019